Capitalized Software Development Costs, Net (Details) - Schedule of Changes in Capitalized Software Development Costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Capitalized Software Development Costs [Abstract]
Balance at the beginning of the year	$ 23,426	$ 25,203
Capitalization	6,518	6,097
Amortization	(5,775)	(5,840)	$ (7,679)
Functional currency translation adjustments	(444)	(2,034)
Balance at year end	$ 23,725	$ 23,426	$ 25,203